Equity (Details) - USD ($)				4 Months Ended	6 Months Ended
	Mar. 13, 2026	Nov. 25, 2024	Aug. 10, 2022	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Equity [Line Items]
Paid dividends (in Dollars)					$ 57,513	$ 57,753
Dividends payable (in Dollars)				$ 3,765,825	$ 3,765,825		$ 4,629,034
Percentage of held shares				5.00%	5.00%
Percentage of shares					5.00%
Percentage of after tax profits					10.00%
Percentage of registered capital					50.00%
Net restricted assets (in Dollars)				$ 671,513	$ 671,513		$ 671,513
Trading days					20 days
Trading period of redemption					30 days
Conversion Warrants [Member]
Equity [Line Items]
Number of shares issued		7,751,939
Public Warrants [Member]
Equity [Line Items]
Warrants expiry term				5 years	5 years
Trading days					30 days
Warrant [Member]
Equity [Line Items]
Price per warrant (in Dollars per share)				$ 0.01	$ 0.01
Ordinary Shares [Member]
Equity [Line Items]
Ordinary Shares ratio	1:200
Ordinary Shares [Member] | Convertible Notes [Member]
Equity [Line Items]
Conversion of price per share (in Dollars per share)		$ 0.645
Ordinary Shares [Member] | Public Warrants [Member]
Equity [Line Items]
Price per warrant (in Dollars per share)				11.5	11.5
Sale price of share (in Dollars per share)				18	18
Ordinary Shares [Member] | Private Warrants [Member]
Equity [Line Items]
Price per warrant (in Dollars per share)				$ 11.5	$ 11.5
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized				100,000,000	100,000,000		100,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001
Vote for each share				10
Ordinary shares, issued				24,871,433	24,871,433		24,871,433
Ordinary shares outstanding				24,871,433	24,871,433		24,871,433
Class A Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Vote for each share				100
Class A Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Vote for each share				10
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized				500,000,000	500,000,000		500,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001
Vote for each share				one
Number of shares issued		7,751,939
Ordinary shares, issued				24,518,489	24,518,489		24,518,489
Ordinary shares outstanding				24,518,489	24,518,489		24,518,489
Beneficiary Shares Below 5% [Member]
Equity [Line Items]
Dividends payable (in Dollars)				$ 1,001,744	$ 1,001,744		$ 1,009,299
Shanghai Jingyue [Member]
Equity [Line Items]
Statutory reserve funds (in Dollars)						$ 133,630
Public Warrants [Member]
Equity [Line Items]
Number of unit sold			6,900,000
Warrants purchase shares				6,900,000	6,900,000
Public Warrants [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Warrants purchase shares				6,900,000	6,900,000
Private Placement [Member]
Equity [Line Items]
Units sold					341,500
Private Warrants [Member]
Equity [Line Items]
Warrants purchase shares				341,500	341,500
Private Warrants [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Warrants purchase shares				341,500	341,500